Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Amount drawn	€ 6,988	€ 8,230
Deferred debt issue costs and bond premium/discount	(60)	(80)
Net borrowings	6,928	8,150
Not At Fair Value
Financial assets and liabilities
Amount drawn	6,988	8,230
Deferred debt issue costs and bond premium/discount	(60)	(80)
Net borrowings	6,928	8,150
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	6,978	7,591
Deferred debt issue costs and bond premium/discount	(60)	(78)
Net borrowings	6,918	7,513
Not At Fair Value | Term loan
Financial assets and liabilities
Amount drawn		629
Deferred debt issue costs and bond premium/discount		(2)
Net borrowings		627
Not At Fair Value | Finance leases
Financial assets and liabilities
Amount drawn	7	7
Net borrowings	7	7
Not At Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Amount drawn	3	3
Net borrowings	3	3
Fair Value
Financial assets and liabilities
Fair value	7,344	8,462
Fair Value | Term loan
Financial assets and liabilities
Fair value		635
Fair Value | Finance leases
Financial assets and liabilities
Fair value	7	7
Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Fair value	3	3
Fair Value | Level 2 | Loan notes
Financial assets and liabilities
Fair value	€ 7,334	€ 7,817